LOSS PER SHARE	12 Months Ended
Dec. 31, 2024
LOSS PER SHARE FOR BOTH CLASS A AND B ORDINARY SHARES*
LOSS PER SHARE

20. LOSS PER SHARE

The following is the calculation of loss per share:

	For the Years Ended December 31,
	2024	2023	2022
Net loss	$(30,113,504)	$(7,446,001)		(9,768,372)
			$
Weighted average shares outstanding for Class A and Class B – basic and diluted	45,554,093	45,000,000		45,000,000

Loss per share
Basic	$(0.51)	$(0.17)		$(0.22)
Diluted	$(0.51)	$(0.17)		$(0.22)